UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index
              Funds, Inc. Master Aggregate Bond Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Merrill Lynch Aggregate Bond Index Fund
Schedule of Investments as of March 31, 2006

              Beneficial
                Interest      Mutual Funds                                                                      Value
------------------------------------------------------------------------------------------------------------------------
           $ 191,595,354      Master Aggregate Bond Index Series                                            $376,662,727
------------------------------------------------------------------------------------------------------------------------
                              Total Investments (Cost - $381,074,058) - 100.2%                               376,662,727

                              Liabilities in Excess of Other Assets - (0.2%)                                    (579,687)
                                                                                                            ------------
                              Net Assets - 100.0%                                                           $376,083,040
                                                                                                            ============

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                              Face          Interest           Maturity
                             Issue                           Amount           Rate             Date (s)                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Government & Agency          Fannie Mae                    $ 19,495,000       2.625 %          11/15/2006              $ 19,200,509
Obligations -  35.6%                                          1,595,000        4.25             9/15/2007                 1,575,970
                                                             32,205,000        5.75           2/15/2008 (d)              32,582,571
                                                             12,395,000        2.50             6/15/2008                11,741,275
                                                             13,025,000        3.25             8/15/2008                12,506,227
                                                             22,425,000        4.50            10/15/2008                22,131,546
                                                             28,855,000       6.625             9/15/2009                30,185,821
                                                             30,840,000        6.00             5/15/2011                31,972,476
                                                              8,330,000       4.375             3/15/2013                 7,937,890
                                                              5,185,000       4.625            10/15/2014                 4,993,782
                                                                620,000        5.00             3/15/2016                   610,123
                                                              1,340,000        7.25             5/15/2030                 1,682,567
                             ------------------------------------------------------------------------------------------------------
                             Freddie Mac                      1,245,000        7.18             6/27/2006                 1,251,220
                                                             24,610,000       4.875             3/15/2007                24,549,607
                                                              6,615,000        5.75             4/15/2008                 6,695,961
                                                             16,620,000       4.875             2/17/2009                16,530,501
                                                             21,970,000       4.125             7/12/2010                21,117,828
                                                              1,460,000        6.00             6/15/2011                 1,515,575
                                                              8,965,000       4.875            11/15/2013                 8,781,755
                                                                455,000       4.375             7/17/2015                   427,948
                                                             13,465,000        4.75            11/17/2015                13,010,785
                                                              3,920,000        4.75             1/19/2016                 3,784,407
                                                              8,655,000        6.75             9/15/2029                10,255,837
                                                              1,845,000        6.25             7/15/2032                 2,083,363
                             ------------------------------------------------------------------------------------------------------
                             Tennessee Valley                 1,390,000        6.25            12/15/2017                 1,506,147
                             Authority Series E
                             ------------------------------------------------------------------------------------------------------
                             U.S. Treasury Bonds             14,375,000        8.75             5/15/2017                18,971,636
                                                              8,625,000        8.50             2/15/2020                11,566,936
                                                              6,335,000       8.125             8/15/2021                 8,383,980
                                                              8,610,000        6.25             8/15/2023                 9,764,954
                                                              4,825,000       6.875             8/15/2025                 5,889,892
                                                              3,660,000       6.375             8/15/2027                 4,279,342
                                                              1,830,000       5.375             2/15/2031                 1,926,360
                                                              1,785,000        4.50             2/15/2036                 1,674,832
                             ------------------------------------------------------------------------------------------------------
                             U.S. Treasury Notes              1,990,000       2.625            11/15/2006                 1,962,793
                                                              2,670,000       3.625             1/15/2010                 2,559,654
                                                              5,890,000        4.00            11/15/2012                 5,606,084
                             ------------------------------------------------------------------------------------------------------
                             Total Government & Agency Obligations  (Cost - $366,112,258) - 35.6%                       361,218,154
-----------------------------------------------------------------------------------------------------------------------------------
Government Agency            Fannie Mae Guaranteed            525,195           5.50        6/01/2011-2/01/2019             522,583
Mortgage-Backed              Pass-Through Certificates        646,939           6.00        2/01/2013-6/01/2015             655,710
Securities* -  36.3%                                          447,978           6.50        1/01/2013-5/01/2016             458,536
                                                              811,330           6.50       12/01/2025-1/01/2030             831,802
                                                              293,541           7.00        4/01/2027-3/01/2031             302,906
                                                              233,687           7.50       10/01/2027-5/01/2032             244,321
                                                               11,665           8.00             9/01/2015                   12,403
                                                              239,828           8.00       11/01/2029-9/01/2031             255,825
                                                               21,143           8.50        5/01/2030-1/01/2031              22,756
                                                               52,169           9.50             7/01/2017                   57,012
                                                               24,309          10.00       10/01/2018-5/01/2022              26,557
                                                                9,696          10.50            12/01/2016                   10,355
                             ------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                              Face          Interest           Maturity
                             Issue                           Amount           Rate             Date (s)                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Freddie Mac Mortgage         $ 7,470,178           4.00 %      9/01/2020-1/01/2021        $  6,968,190
                             Participation Certificates    35,569,413           4.50       2/01/2011-12/01/2020          34,039,227
                                                            7,188,336           4.50        4/01/2034-1/01/2036           6,635,465
                                                           30,030,971           5.00       11/01/2017-1/01/2021          29,308,488
                                                           83,161,784           5.00        8/01/2035-3/01/2036          79,147,157
                                                            9,364,056           5.50      4/01/2014-4/15/2021 (b)         9,307,834
                                                           99,063,631           5.50      8/01/2035-4/15/2036 (b)        96,725,491
                                                            3,784,275           6.00       4/01/2016-10/01/2017           3,830,623
                                                           36,807,970           6.00      2/01/2035-4/15/2036 (b)        36,822,065
                                                              605,175           6.50        4/01/2015-5/01/2017             618,156
                                                           14,505,514           6.50      1/01/2026-4/15/2036 (b)        14,810,400
                                                              393,052           7.00        1/01/2011-7/01/2017             404,314
                                                            3,231,522           7.00       1/01/2020-11/01/2032           3,329,412
                                                              141,788           7.50        5/01/2007-4/01/2016             147,077
                                                              640,224           7.50        1/01/2023-9/01/2032             669,644
                                                              363,347           8.00       11/01/2024-3/01/2032             387,189
                                                               43,238           8.50        5/01/2028-8/01/2030              46,535
                                                                8,798           9.00             9/01/2014                    9,400
                                                              191,045           9.50             2/01/2019                  207,368
                                                               41,861          10.00        3/01/2010-9/01/2017              44,148
                                                               29,841          10.50             4/01/2016                   31,611
                                                               10,676          11.00             9/01/2016                   11,788
                                                                4,563          11.50             8/01/2015                    4,945
                                                               19,646          12.50             2/01/2014                   21,589
                             ------------------------------------------------------------------------------------------------------
                             Ginnie Mae MBS Certificates    3,906,121           4.50             9/15/2035                3,675,728
                                                            9,028,594           5.00      4/15/2035-5/15/2036 (b)         8,751,607
                                                           14,800,295           5.50      1/15/2035-4/15/2036 (b)        14,658,903
                                                            9,252,852           6.00        4/20/2026-6/15/2035           9,365,466
                                                               43,991           6.50        2/15/2014-5/15/2014              45,134
                                                            2,157,063           6.50       4/15/2016-11/15/2034           2,237,187
                                                               27,726           7.00             4/15/2013                   28,679
                                                            1,269,244           7.00       7/15/2027-10/15/2031           1,323,927
                                                              475,162           7.50        3/15/2024-3/15/2032             499,025
                                                              263,155           8.00       12/15/2022-6/15/2031             281,531
                                                               92,914           8.50       11/15/2017-3/15/2031             100,041
                                                               72,911           9.00       4/15/2018-11/15/2024              78,656
                                                                7,087           9.50             9/15/2021                    7,819
                             ------------------------------------------------------------------------------------------------------
                             Total Government Agency Mortgage-Backed Securities
                             (Cost - $374,469,011) - 36.3%                                                              367,982,585
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            Face
                                           Amount       Non-Government Agency Mortgage-Backed Securities*
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage               $ 8,970,147       Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
Obligations - 0.9%                                      5.309% due 8/25/2035 (c)                                          8,980,389
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-                    8,834,295       CS First Boston Mortgage Securities Corp. Series 2004-FL1A
Backed Securities - 11.2%                               Class A, 5.121% due 5/15/2014 (a)(c)                              8,834,734
                                       15,000,000       CS First Boston Mortgage Securities Corp. Series 2005-CN2A
                                                        Class A2, 5.149% due 11/15/2019 (a)(c)                           15,000,918
                                        5,429,721       Commercial Mortgage Pass-Through Certificates
                                                        Series 2005-F10A Class A1, 5.001% due 4/15/2017 (a)(c)            5,429,118
                                       20,000,000       Greenwich Capital Commercial Funding Corp.
                                                        Series 2004-FL2A Class A2, 5.01% due 11/05/2019 (c)              20,001,378
                                       12,370,913       Greenwich Capital Commercial Funding Corp.
                                                        Series 2005-FL3A Class A2, 5.03% due 10/05/2020 (a)(c)           12,370,913

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                     Face
                                   Amount         Non-Government Agency Mortgage-Backed Securities*                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $20,000,000         JPMorgan Chase Commercial Mortgage Securities Corp.
                                                  Series 2004-FL1A Class A2, 5.081% due 4/16/2019 (c)                  $ 20,009,536
                               16,660,039         Lehman Brothers Floating Rate Commercial Mortgage Trust
                                                  Series 2004-LLFA Class A2, 5.071% due 10/15/2017 (a)(c)                16,661,989
                               15,000,000         Wachovia Bank Commercial Mortgage Trust
                                                  Series 2004-WL4A Class A2, 5.071% due 10/15/2015 (a)(c)                15,002,996
                                                                                                                       ------------
                                                                                                                        113,311,582
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Non-Government Agency Mortgage-Backed Securities
                                                  (Cost - $122,265,114) - 12.1%                                         122,291,971
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                          Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.7%        200,000         BAE Systems Holdings, Inc., 4.75% due 8/15/2010 (a)                       192,815
                                1,000,000         Boeing Capital Corp., 5.75% due 2/15/2007                               1,003,095
                                1,000,000         Boeing Capital Corp., 7.375% due 9/27/2010                              1,077,214
                                  540,000         General Dynamics Corp., 3% due 5/15/2008                                  515,506
                                  300,000         Honeywell International, Inc., 6.125% due 11/01/2011                      309,664
                                  155,000         Honeywell International, Inc., 5.40% due 3/15/2016                        153,003
                                  450,000         Lockheed Martin Corp., 8.50% due 12/01/2029                               584,253
                                  587,000         Northrop Grumman Corp., 7.125% due 2/15/2011                              625,071
                                   21,000         Raytheon Co., 6.15% due 11/01/2008                                         21,401
                                  350,000         Raytheon Co., 6.75% due 3/15/2018                                         376,842
                                  150,000         Rockwell Collins, Inc., 4.75% due 12/01/2013                              144,641
                                  600,000         United Technologies Corp., 4.875% due 11/01/2006                          599,660
                                1,355,000         United Technologies Corp., 6.35% due 3/01/2011                          1,407,971
                                                                                                                       ------------
                                                                                                                          7,011,136
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%     90,000         United Parcel Service, Inc., 8.375% due 4/01/2020                         113,295
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                   540,000         Continental Airlines, Inc. Series 2002-1,
                                                  6.563% due 8/15/2013                                                      557,352
                                  250,000         Southwest Airlines Co., 5.125% due 3/01/2017                              231,574
                                                                                                                       ------------
                                                                                                                            788,926
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%            200,000         Johnson Controls, Inc., 5.25% due 1/15/2011                               196,674
                                  200,000         Johnson Controls, Inc., 4.875% due 9/15/2013                              188,759
                                                                                                                       ------------
                                                                                                                            385,433
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                150,000         DaimlerChrysler NA Holding Corp., 5.875% due 3/15/2011                    149,327
                                  280,000         DaimlerChrysler NA Holding Corp., 7.30% due 1/15/2012                     295,869
                                  425,000         DaimlerChrysler NA Holding Corp., 6.50% due 11/15/2013                    432,254
                                  550,000         DaimlerChrysler NA Holding Corp., 8.50% due 1/18/2031                     643,435
                                  150,000         Harley-Davidson, Inc., 3.625% due 12/15/2008 (a)                          143,832
                                                                                                                       ------------
                                                                                                                          1,664,717
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%                  135,000         Anheuser-Busch Cos., Inc., 4.625% due 2/01/2015                           126,372
                                  160,000         Anheuser-Busch Cos., Inc., 5.95% due 1/15/2033                            160,196
                                  140,000         Anheuser-Busch Cos., Inc., 6% due 11/01/2041                              138,772
                                  645,000         Coca-Cola Enterprises, Inc., 6.75% due 9/15/2028                          690,916
                                  140,000         Diageo Capital Plc, 3.50% due 11/19/2007                                  136,052
                                  550,000         Diageo Finance B.V., 5.30% due 10/28/2015                                 531,450
                                  500,000         Miller Brewing Co., 5.50% due 8/15/2013 (a)                               492,949
                                  155,000         Pepsi Bottling Group, Inc. Series B, 7% due 3/01/2029                     174,361
                                   92,000         Pepsi Bottling Holdings, Inc., 5.625% due 2/17/2009 (a)                    92,828
                                  250,000         PepsiAmericas, Inc., 5% due 5/15/2017                                     237,006
                                                                                                                       ------------
                                                                                                                          2,780,902
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                     Face
Industry                           Amount         Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%          $   525,000         Amgen, Inc., 4% due 11/18/2009                                       $    502,097
                                  180,000         Genentech, Inc., 4.40% due 7/15/2010                                      173,459
                                  175,000         Genentech, Inc., 5.25% due 7/15/2035                                      157,426
                                                                                                                       ------------
                                                                                                                            832,982
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%          250,000         Masco Corp., 4.80% due 6/15/2015                                          227,857
                                   45,000         Masco Corp., 6.50% due 8/15/2032                                           43,618
                                                                                                                       ------------
                                                                                                                            271,475
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.8%            365,000         The Bank of New York Co., Inc., 5.20% due 7/01/2007                       364,257
                                  600,000         The Bank of New York Co., Inc. Series CD,
                                                  5.05% due 3/03/2009                                                       595,252
                                1,100,000         The Bear Stearns Cos., Inc., 3.25% due 3/25/2009                        1,038,498
                                  525,000         The Bear Stearns Cos., Inc., 4.65% due 7/02/2018                          470,313
                                  775,000         Credit Suisse First Boston USA, Inc., 5.75% due 4/15/2007                 778,547
                                1,000,000         Credit Suisse First Boston USA, Inc., 4.625% due 1/15/2008                988,132
                                  800,000         Credit Suisse First Boston USA, Inc., 6.50% due 1/15/2012                 835,466
                                  625,000         Credit Suisse First Boston USA, Inc.,
                                                  5.125% due 1/15/2014                                                      603,817
                                  150,000         Credit Suisse First Boston USA, Inc.,
                                                  5.125% due 8/15/2015                                                      143,524
                                  255,000         Credit Suisse First Boston USA, Inc.,
                                                  7.125% due 7/15/2032                                                      290,814
                                   70,000         Goldman Sachs Group, Inc., 4.125% due 1/15/2008                            68,624
                                1,000,000         Goldman Sachs Group, Inc., 3.875% due 1/15/2009                           963,803
                                1,900,000         Goldman Sachs Group, Inc., 6.60% due 1/15/2012                          1,991,952
                                  400,000         Goldman Sachs Group, Inc., 5.25% due 4/01/2013                            389,970
                                  525,000         Goldman Sachs Group, Inc., 5.125% due 1/15/2015                           501,753
                                  730,000         Goldman Sachs Group, Inc., 6.125% due 2/15/2033                           725,762
                                  200,000         Jefferies Group, Inc., 6.25% due 1/15/2036                                187,704
                                  600,000         Lehman Brothers Holdings, Inc., 7% due 2/01/2008                          617,174
                                  500,000         Lehman Brothers Holdings, Inc., 3.50% due 8/07/2008                       480,437
                                  245,000         Lehman Brothers Holdings, Inc., 7.875% due 8/15/2010                      267,588
                                  725,000         Lehman Brothers Holdings, Inc., 6.625% due 1/18/2012                      762,729
                                  400,000         Lehman Brothers Holdings, Inc., 4.80% due 3/13/2014                       379,214
                                  250,000         Mellon Bank NA, 5.45% due 4/01/2016                                       246,967
                                  500,000         Mellon Funding Corp., 5% due 12/01/2014                                   480,373
                                  410,000         Morgan Stanley, 5.80% due 4/01/2007                                       411,873
                                  600,000         Morgan Stanley, 4.25% due 5/15/2010                                       571,757
                                  845,000         Morgan Stanley, 6.60% due 4/01/2012                                       886,566
                                1,250,000         Morgan Stanley, 4.75% due 4/01/2014                                     1,166,241
                                  200,000         Morgan Stanley, 5.375% due 10/15/2015                                     193,717
                                  300,000         Morgan Stanley, 7.25% due 4/01/2032                                       343,396
                                  150,000         State Street Bank & Trust Co., 5.30% due 1/15/2016                        146,450
                                                                                                                       ------------
                                                                                                                         17,892,670
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                  170,000         Albemarle Corp., 5.10% due 2/01/2015                                      159,401
                                  175,000         Cytec Industries, Inc., 6% due 10/01/2015                                 168,993
                                  600,000         The Dow Chemical Co., 6% due 10/01/2012                                   614,374
                                  400,000         Lubrizol Corp, 5.50% due 10/01/2014                                       387,360
                                  150,000         Lubrizol Corp., 6.50% due 10/01/2034                                      148,083
                                  345,000         Potash Corp. of Saskatchewan Inc., 7.75% due 5/31/2011                    376,704
                                  235,000         Praxair, Inc., 6.50% due 3/01/2008                                        239,701
                                   70,000         Praxair, Inc., 3.95% due 6/01/2013                                         63,481
                                   44,000         Rohm & Haas Co., 7.40% due 7/15/2009                                       46,424
                                  200,000         Rohm & Haas Co., 7.85% due 7/15/2029                                      241,758
                                  250,000         Yara International ASA, 5.25% due 12/15/2014 (a)                          237,061
                                                                                                                       ------------
                                                                                                                          2,683,340
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                     Face
Industry                           Amount         Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.7%       $   825,000         BB&T Corp., 6.50% due 8/01/2011                                      $    865,358
                                  113,000         Bank of America Corp., 6.60% due 5/15/2010                                117,433
                                1,455,000         Bank of America Corp., 4.50% due 8/01/2010                              1,406,241
                                1,100,000         Bank of America Corp., 4.875% due 1/15/2013                             1,062,050
                                1,000,000         Bank of America Corp., 4.75% due 8/01/2015                                939,286
                                  200,000         Bank One Corp., 2.625% due 6/30/2008                                      188,889
                                  295,000         Bank One Corp., 5.90% due 11/15/2011                                      299,810
                                  378,000         Bank One Corp., 8% due 4/29/2027                                          459,431
                                  400,000         Comerica, Inc., 4.80% due 5/01/2015                                       372,782
                                  535,000         Corporacion Andina de Fomento, 6.875% due 3/15/2012                       566,242
                                  460,000         Deutsche Bank Financial, Inc., 7.50% due 4/25/2009                        487,047
                                  500,000         Eksportfinans A/S, 4.75% due 12/15/2008                                   495,054
                                1,150,000         HSBC Bank USA NA, 5.875% due 11/01/2034                                 1,109,121
                                  200,000         Huntington National Bank, 5.50% due 2/15/2016                             195,101
                                  530,000         KFW International Finance, 4.75% due 1/24/2007                            527,475
                                1,000,000         KFW International Finance, 5.125% due 5/13/2009                         1,000,728
                                  485,000         Key Bank National Association, 5% due 7/17/2007                           482,439
                                  450,000         Key Bank National Association, 4.95% due 9/15/2015                        424,198
                                  600,000         KfW - Kreditanstalt fuer Wiederaufbau,
                                                  3.25% due 3/30/2009                                                       569,451
                                  600,000         KfW - Kreditanstalt fuer Wiederaufbau,
                                                  4.125% due 10/15/2014                                                     561,128
                                  600,000         KfW - Kreditanstalt fuer Wiederaufbau,
                                                  4.375% due 7/21/2015                                                      563,333
                                1,000,000         Korea Development Bank, 4.75% due 7/20/2009                               977,442
                                  395,000         M&I Marshall & Ilsley Bank, 4.125% due 9/04/2007                          388,684
                                  500,000         M&T Bank Corp., 3.85% due 4/01/2013 (a)(c)                                485,329
                                  570,000         National Australia Bank Ltd. Series A,
                                                  8.60% due 5/19/2010                                                       633,993
                                  600,000         National City Bank, 4.50% due 3/15/2010                                   580,693
                                  295,000         National City Bank of Indiana, 4% due 9/28/2007                           289,307
                                  500,000         PNC Funding Corp., 4.20% due 3/10/2008                                    489,519
                                  200,000         Popular North America, Inc., 4.70% due 6/30/2009                          194,781
                                  350,000         Regions Financial Corp., 6.375% due 5/15/2012                             365,206
                                1,065,000         Royal Bank of Scotland Group Plc, 5.05% due 1/08/2015                   1,022,746
                                  200,000         Santander Central Hispano Issuances Ltd.,
                                                  7.625% due 9/14/2010                                                      216,699
                                  450,000         Sovereign Bank, 5.125% due 3/15/2013                                      433,269
                                  400,000         Synovus Financial Corp., 4.875% due 2/15/2013                             382,795
                                  485,000         US Bancorp, 5.10% due 7/15/2007                                           482,994
                                  250,000         US Bancorp Series N, 3.95% due 8/23/2007                                  245,527
                                  400,000         US Bank NA, 4.40% due 8/15/2008                                           392,688
                                  500,000         US Bank NA, 6.30% due 2/04/2014                                           522,314
                                  400,000         UnionBanCal Corp., 5.25% due 12/16/2013                                   388,079
                                  625,000         Wachovia Bank NA, 4.875% due 2/01/2015                                    589,587
                                  200,000         Wachovia Bank NA, 5.60% due 3/15/2016                                     198,044
                                  895,000         Wachovia Corp., 5.625% due 12/15/2008                                     903,469
                                1,870,000         Wachovia Corp., 3.625% due 2/17/2009                                    1,786,660
                                   30,000         Wachovia Corp., 5.25% due 8/01/2014                                        29,113
                                2,320,000         Wells Fargo & Co., 3.125% due 4/01/2009                                 2,181,603
                                  250,000         Wells Fargo & Co., 5.125% due 9/15/2016                                   239,086
                                  450,000         Wells Fargo & Co., 5.375% due 2/07/2035                                   417,573
                                  350,000         Westpac Banking Corp., 4.625% due 6/01/2018                               315,591
                                                                                                                       ------------
                                                                                                                         27,845,388
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                     Face
Industry                           Amount         Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services           $   300,000         Aramark Services, Inc., 6.375% due 2/15/2008                         $    303,964
& Supplies - 0.4%                 815,000         Cendant Corp., 6.875% due 8/15/2006                                       818,904
                                1,000,000         International Lease Finance Corp., 5% due 4/15/2010                       980,865
                                  385,000         Pitney Bowes, Inc., 4.75% due 5/15/2018                                   350,779
                                  250,000         RR Donnelley & Sons Co., 4.95% due 5/15/2010 (a)                          240,808
                                   80,000         Science Applications International Corp.,
                                                  5.50% due 7/01/2033                                                        70,810
                                1,250,000         Waste Management, Inc., 7.375% due 8/01/2010                            1,333,500
                                                                                                                       ------------
                                                                                                                          4,099,630
-----------------------------------------------------------------------------------------------------------------------------------
Communications                    615,000         Alltel Corp., 7% due 7/01/2012                                            661,347
Equipment - 0.2%                  400,000         Cisco Systems, Inc., 5.50% due 2/22/2016                                  393,992
                                  500,000         Harris Corp., 6.35% due 2/01/2028                                         506,317
                                                                                                                       ------------
                                                                                                                          1,561,656
-----------------------------------------------------------------------------------------------------------------------------------
Computers &                       200,000         Dell, Inc., 7.10% due 4/15/2028                                           226,159
Peripherals - 0.2%                335,000         Hewlett-Packard Co., 3.625% due 3/15/2008                                 324,449
                                  395,000         International Business Machines Corp.,
                                                  6.45% due 8/01/2007                                                       401,171
                                  500,000         International Business Machines Corp.,
                                                  4.75% due 11/29/2012                                                      482,641
                                  550,000         International Business Machines Corp.,
                                                  5.875% due 11/29/2032                                                     543,746
                                                                                                                       ------------
                                                                                                                          1,978,166
-----------------------------------------------------------------------------------------------------------------------------------
Construction                      355,000         Hanson Australia Funding Ltd., 5.25% due 3/15/2013                        340,589
Materials - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%         1,535,000         American Express Co., 3.75% due 11/20/2007                              1,499,974
                                  625,000         American General Finance Corp. Series H,
                                                  5.375% due 10/01/2012                                                     613,101
                                1,600,000         Capital One Bank, 4.875% due 5/15/2008                                  1,583,832
                                  150,000         CitiFinancial, 10% due 5/15/2009                                          169,080
                                1,015,000         HSBC Finance Corp., 5.875% due 2/01/2009                                1,029,120
                                  800,000         HSBC Finance Corp., 4.75% due 5/15/2009                                   785,408
                                  300,000         HSBC Finance Corp., 4.75% due 4/15/2010                                   291,992
                                  750,000         HSBC Finance Corp., 7% due 5/15/2012                                      801,651
                                  350,000         HSBC Finance Corp., 4.75% due 7/15/2013                                   329,307
                                  400,000         MBNA America Bank NA, 4.625% due 8/03/2009                                391,871
                                  225,000         MBNA America Bank NA, 7.125% due 11/15/2012                               244,677
                                1,000,000         SLM Corp., 5.375% due 5/15/2014                                           975,584
                                                                                                                       ------------
                                                                                                                          8,715,597
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                      200,000         Sealed Air Corp., 5.375% due 4/15/2008 (a)                                198,759
Packaging - 0.0%                  135,000         Sealed Air Corp., 6.95% due 5/15/2009 (a)                                 139,758
                                                                                                                       ------------
                                                                                                                            338,517
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer              300,000         J. Paul Getty Trust Series 2003, 5.875% due 10/01/2033                    294,778
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial             730,000         Brascan Corp., 5.75% due 3/01/2010                                        732,254
Services - 1.6%                   250,000         CIT Group Funding Co. of Canada, 5.20% due 6/01/2015                      238,511
                                  800,000         CIT Group, Inc., 5.75% due 9/25/2007                                      804,848
                                  400,000         CIT Group, Inc., 5.50% due 11/30/2007                                     401,052
                                  640,000         CIT Group, Inc., 4.125% due 11/03/2009                                    611,794
                                  300,000         CIT Group, Inc., 5% due 2/13/2014                                         284,734
                                  100,000         CIT Group, Inc., 6% due 4/01/2036                                          96,236
                                   90,000         Citicorp, 6.375% due 11/15/2008                                            92,499

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                     Face
Industry                           Amount         Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $   125,000         Citigroup, Inc., 6.50% due 1/18/2011                                 $    130,459
                                  471,000         Citigroup, Inc., 5% due 9/15/2014                                         450,794
                                  540,000         Citigroup, Inc., 6.625% due 6/15/2032                                     578,259
                                  375,000         Citigroup, Inc., 6% due 10/31/2033                                        370,498
                                  575,000         Citigroup, Inc., 5.85% due 12/11/2034                                     564,748
                                1,025,000         General Electric Capital Corp., 5.375% due 3/15/2007                    1,026,156
                                  500,000         General Electric Capital Corp., 4.25% due 1/15/2008                       491,853
                                1,905,000         General Electric Capital Corp., 6.75% due 3/15/2032                     2,121,368
                                1,000,000         General Electric Capital Corp. Series A,
                                                  4.125% due 3/04/2008                                                      979,628
                                1,000,000         General Electric Capital Corp. Series A,
                                                  4.875% due 10/21/2010                                                     979,565
                                1,100,000         JPMorgan Chase & Co., 4% due 2/01/2008                                  1,075,716
                                  400,000         JPMorgan Chase & Co., 3.50% due 3/15/2009                                 380,599
                                  500,000         JPMorgan Chase & Co., 4.50% due 11/15/2010                                481,082
                                1,245,000         JPMorgan Chase & Co., 6.625% due 3/15/2012                              1,308,746
                                  700,000         JPMorgan Chase & Co., 5.125% due 9/15/2014                                672,839
                                  100,000         JPMorgan Chase & Co., 5.15% due 10/01/2015                                 95,693
                                  390,000         Nissan Motor Acceptance Corp., 4.625% due 3/08/2010 (a)                   375,324
                                  430,000         Toyota Motor Credit Corp., 4.25% due 3/15/2010                            415,070
                                  625,000         UFJ Finance Aruba AEC, 6.75% due 7/15/2013                                662,322
                                                                                                                       ------------
                                                                                                                         16,422,647
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                       700,000         AT&T, Inc., 5.30% due 11/15/2010                                          690,799
Telecommunication                 900,000         Ameritech Capital Funding, 6.45% due 1/15/2018                            890,475
Services - 1.3%                   800,000         BellSouth Corp., 5% due 10/15/2006                                        798,770
                                  614,000         BellSouth Corp., 6% due 10/15/2011                                        625,350
                                  500,000         BellSouth Corp., 5.20% due 9/15/2014                                      478,181
                                  170,000         BellSouth Corp., 6.55% due 6/15/2034                                      169,718
                                  350,000         BellSouth Corp., 6% due 11/15/2034                                        326,424
                                1,295,000         British Telecommunications Plc, 8.375% due 12/15/2010                   1,444,434
                                  200,000         British Telecommunications Plc, 8.875% due 12/15/2030                     255,856
                                  800,000         Deutsche Telekom International Finance BV,
                                                  3.875% due 7/22/2008                                                      775,345
                                  150,000         Deutsche Telekom International Finance BV,
                                                  8.50% due 6/15/2010                                                       163,355
                                  450,000         Deutsche Telekom International Finance BV,
                                                  8.25% due 6/15/2030                                                       538,304
                                  400,000         France Telecom SA, 8.50% due 3/01/2031                                    499,645
                                1,100,000         GTE Corp., 6.84% due 4/15/2018                                          1,146,525
                                  255,000         GTE Corp., 6.94% due 4/15/2028                                            256,081
                                  490,000         Royal KPN NV, 8% due 10/01/2010                                           525,957
                                  500,000         SBC Communications, Inc., 5.10% due 9/15/2014                             474,569
                                  150,000         SBC Communications, Inc., 6.45% due 6/15/2034                             147,647
                                  750,000         SBC Communications, Inc., 6.15% due 9/15/2034                             712,225
                                  200,000         Tele-Communications-TCI Group, 9.80% due 2/01/2012                        235,684
                                  750,000         Telecom Italia Capital SA, 5.25% due 11/15/2013                           710,630
                                  200,000         Telecom Italia Capital SA, 4.95% due 9/30/2014                            184,040
                                  200,000         Telecom Italia Capital SA, 6% due 9/30/2034                               179,924
                                  250,000         Telefonos de Mexico, SA de CV, 4.75% due 1/27/2010                        241,317
                                  575,000         Verizon Global Funding Corp., 4.90% due 9/15/2015                         531,773
                                  315,000         Verizon Global Funding Corp., 7.75% due 12/01/2030                        347,996
                                  100,000         Verizon Global Funding Corp., 5.85% due 9/15/2035                          89,694
                                                                                                                       ------------
                                                                                                                         13,440,718
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                     Face
Industry                           Amount         Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%     $   200,000         American Electric Power Co., Inc., 5.25% due 6/01/2015               $    192,227
                                  235,000         Arizona Public Service Co., 5.50% due 9/01/2035                           203,465
                                  610,000         Carolina Power & Light Co., 5.95% due 3/01/2009                           618,465
                                  280,000         Commonwealth Edison Co., 6.95% due 7/15/2018                              290,220
                                  175,000         Consolidated Edison Co. of New York,
                                                  4.70% due 6/15/2009                                                       171,913
                                  375,000         Consolidated Edison Co. of New York Series 03-C,
                                                  5.10% due 6/15/2033                                                       329,895
                                  125,000         Entergy Mississippi, Inc., 5.15% due 2/01/2013                            118,169
                                  170,000         FPL Group Capital, Inc., 7.625% due 9/15/2006                             171,665
                                  175,000         FPL Group Capital, Inc., 7.375% due 6/01/2009                             184,861
                                  300,000         FirstEnergy Corp., 7.375% due 11/15/2031                                  333,232
                                  700,000         FirstEnergy Corp. Series B, 6.45% due 11/15/2011                          724,315
                                  305,000         Florida Power & Light Co., 5.40% due 9/01/2035                            280,946
                                  160,000         Georgia Power Co. Series K, 5.125% due 11/15/2012                         156,166
                                  160,000         Hydro-Quebec, 8.40% due 1/15/2022                                         206,271
                                  160,000         Hydro-Quebec Series GF, 8.875% due 3/01/2026                              220,899
                                  200,000         Ohio Power Co. Series G, 6.60% due 2/15/2033                              207,651
                                  200,000         PacifiCorp, 5.25% due 6/15/2035                                           178,127
                                  350,000         Pepco Holdings Inc, 6.45% due 8/15/2012                                   361,327
                                  235,000         Progress Energy, Inc., 7.10% due 3/01/2011                                249,241
                                  550,000         Progress Energy, Inc., 5.625% due 1/15/2016                               539,547
                                  150,000         Public Service Co. of New Mexico, 4.40% due 9/15/2008                     145,581
                                  150,000         Southern California Edison Co., 6% due 1/15/2034                          148,741
                                  125,000         Southern California Edison Co., 5.55% due 1/15/2036                       115,568
                                  500,000         Southern Co. Capital Funding, Inc. Series A,
                                                  5.30% due 2/01/2007                                                       497,924
                                  830,000         TXU Electric Delivery Co., 6.375% due 5/01/2012                           852,724
                                  300,000         Westar Energy, Inc., 5.10% due 7/15/2020                                  274,266
                                  280,000         Wisconsin Electric Power, 5.625% due 5/15/2033                            266,650
                                                                                                                       ------------
                                                                                                                          8,040,056
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%       250,000         Cooper Industries, Inc., 5.50% due 11/01/2009                             250,470
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment                  150,000         Halliburton Co., 5.50% due 10/15/2010                                     150,354
& Services - 0.0%                 225,000         Nabors Industries, Inc., 5.375% due 8/15/2012                             222,853
                                   75,000         Weatherford International Ltd., 5.50% due 2/15/2016                        73,543
                                                                                                                       ------------
                                                                                                                            446,750
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples                    200,000         CVS Corp., 4% due 9/15/2009                                               190,785
Retailing - 0.4%                  160,000         The Kroger Co., 7.625% due 9/15/2006                                      161,448
                                  525,000         The Kroger Co., 7.50% due 4/01/2031                                       576,963
                                   85,000         The Kroger Co. Series B, 7.70% due 6/01/2029                               93,847
                                  390,000         SUPERVALU, Inc., 7.50% due 5/15/2012                                      397,825
                                  110,000         SYSCO Corp., 5.375% due 9/21/2035                                         101,974
                                1,735,000         Wal-Mart Stores, Inc., 6.875% due 8/10/2009                             1,819,050
                                  125,000         Wal-Mart Stores, Inc., 7.55% due 2/15/2030                                149,868
                                  475,000         Wal-Mart Stores, Inc., 5.25% due 9/01/2035                                430,883
                                                                                                                       ------------
                                                                                                                          3,922,643
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                     Face
Industry                           Amount         Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.5%          $   285,000         Archer-Daniels-Midland Co., 5.935% due 10/01/2032                    $    281,067
                                  100,000         Bunge Ltd. Finance Corp., 5.10% due 7/15/2015 (a)                          93,434
                                  200,000         Campbell Soup Co., 4.875% due 10/01/2013                                  191,169
                                  200,000         ConAgra Foods, Inc., 7% due 10/01/2028                                    206,918
                                  370,000         ConAgra Foods, Inc., 8.25% due 9/15/2030                                  433,485
                                  400,000         General Mills Inc., 6% due 2/15/2012                                      407,493
                                  500,000         Kellogg Co., 2.875% due 6/01/2008                                         474,717
                                  260,000         Kraft Foods, Inc., 5.625% due 11/01/2011                                  260,346
                                1,000,000         Kraft Foods, Inc. Series A, 4.125% due 11/12/2009                         955,879
                                  170,000         Sara Lee Corp., 6.25% due 9/15/2011                                       172,124
                                  180,000         Sara Lee Corp., 6.125% due 11/01/2032                                     164,612
                                  565,000         Unilever Capital Corp., 7.125% due 11/01/2010                             601,242
                                  200,000         Unilever Capital Corp., 5.90% due 11/15/2032                              195,989
                                  235,000         WM Wrigley Jr Co., 4.65% due 7/15/2015                                    220,943
                                                                                                                       ------------
                                                                                                                          4,659,418
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%              200,000         AGL Capital Corp., 4.45% due 4/15/2013                                    184,607
                                  300,000         Atmos Energy Corp., 7.375% due 5/15/2011                                  321,491
                                  260,000         Nisource Finance Corp., 5.25% due 9/15/2017                               244,012
                                                                                                                       ------------
                                                                                                                            750,110
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment             320,000         Baxter International, Inc., 4.625% due 3/15/2015                          295,088
& Supplies - 0.1%                 425,000         Boston Scientific Corp., 5.45% due 6/15/2014                              410,001
                                  185,000         Medtronic, Inc., 4.375% due 9/15/2010                                     178,014
                                                                                                                       ------------
                                                                                                                            883,103
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &           300,000         Quest Diagnostics, Inc., 5.45% due 11/01/2015                             292,355
Services - 0.2%                   375,000         UnitedHealth Group, Inc., 3.30% due 1/30/2008                             362,051
                                  340,000         UnitedHealth Group, Inc., 5% due 8/15/2014                                326,723
                                  300,000         UnitedHealth Group, Inc., 5.375% due 3/15/2016                            293,318
                                  300,000         UnitedHealth Group, Inc., 5.80% due 3/15/2036                             285,681
                                                                                                                       ------------
                                                                                                                          1,560,128
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &             380,000         Carnival Corp., 3.75% due 11/15/2007                                      370,389
Leisure - 0.2%                    225,000         Carnival Corp., 6.15% due 4/15/2008                                       227,927
                                  700,000         Harrah's Operating Co., Inc., 5.50% due 7/01/2010                         692,914
                                  225,000         Harrah's Operating Co., Inc., 5.75% due 10/01/2017                        213,053
                                  350,000         Yum! Brands, Inc., 7.65% due 5/15/2008                                    364,864
                                                                                                                       ------------
                                                                                                                          1,869,147
-----------------------------------------------------------------------------------------------------------------------------------
Household                         360,000         Black & Decker Corp., 4.75% due 11/01/2014                                329,037
Durables - 0.2%                   390,000         Centex Corp., 7.875% due 2/01/2011                                        420,178
                                  200,000         Fortune Brands, Inc., 5.125% due 1/15/2011                                195,883
                                  200,000         Lennar Corp., 5.95% due 3/01/2013                                         197,190
                                  100,000         MDC Holdings, Inc., 5.50% due 5/15/2013                                    93,137
                                  110,000         Pulte Homes, Inc., 7.875% due 8/01/2011                                   118,831
                                  350,000         Pulte Homes, Inc., 5.25% due 1/15/2014                                    327,032
                                   75,000         The Stanley Works, 4.90% due 11/01/2012                                    72,239
                                  325,000         Toll Brothers Finance Corp., 6.875% due 11/15/2012                        332,549
                                                                                                                       ------------
                                                                                                                          2,086,076
-----------------------------------------------------------------------------------------------------------------------------------
Household                         490,000         Clorox Co., 4.20% due 1/15/2010                                           467,698
Products - 0.1%                   294,000         Kimberly-Clark Corp., 7.10% due 8/01/2007                                 301,040
                                  180,000         Procter & Gamble Co., 4.95% due 8/15/2014                                 174,199
                                  200,000         Procter & Gamble Co., 4.85% due 12/15/2015                                190,937
                                  250,000         Procter & Gamble Co., 5.80% due 8/15/2034                                 249,289
                                                                                                                       ------------
                                                                                                                          1,383,163
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                435,000         First Data Corp., 6.375% due 12/15/2007                                   441,274
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                     Face
Industry                           Amount         Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power             $ 1,150,000         Duke Energy Corp., 6.25% due 1/15/2012                               $  1,185,088
Producers & Energy
Traders - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                        725,000         General Electric Co., 5% due 2/01/2013                                    705,208
Conglomerates - 0.2%              300,000         Tyco International Group SA, 6.125% due 1/15/2009                         303,815
                                  900,000         Tyco International Group SA, 6% due 11/15/2013                            904,089
                                                                                                                       ------------
                                                                                                                          1,913,112
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%                  330,000         ACE INA Holdings Inc., 8.30% due 8/15/2006                                333,538
                                  350,000         ACE INA Holdings Inc., 5.875% due 6/15/2014                               350,651
                                  710,000         AXA Financial, Inc., 7.75% due 8/01/2010                                  769,868
                                  400,000         The Allstate Corp., 6.125% due 2/15/2012                                  412,565
                                  350,000         The Allstate Corp., 5% due 8/15/2014                                      336,982
                                  150,000         The Allstate Corp., 5.35% due 6/01/2033                                   136,162
                                  325,000         American General Corp., 7.50% due 7/15/2025                               378,740
                                  450,000         Berkshire Hathaway Finance Corp., 4.125% due 1/15/2010                    430,354
                                  500,000         Berkshire Hathaway Finance Corp., 4.85% due 1/15/2015                     475,966
                                  300,000         Genworth Financial, Inc., 5.75% due 6/15/2014                             301,706
                                  300,000         Hartford Life, Inc., 7.375% due 3/01/2031                                 346,511
                                  200,000         Infinity Property & Casualty Corp. Series B, 5.50%
                                                  due 2/18/2014                                                             190,188
                                  275,000         John Hancock Financial Services, Inc., 5.625%
                                                  due 12/01/2008                                                            277,381
                                  175,000         Marsh & McLennan Cos., Inc., 6.25% due 3/15/2012                          178,629
                                  300,000         Marsh & McLennan Cos., Inc., 5.75% due 9/15/2015                          293,373
                                  150,000         Metlife, Inc., 6.125% due 12/01/2011                                      154,728
                                  625,000         Metlife, Inc., 5% due 11/24/2013                                          599,878
                                  200,000         Metlife, Inc., 5.70% due 6/15/2035                                        188,455
                                   75,000         Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                          71,417
                                  500,000         Monumental Global Funding II, 4.375% due 7/30/2009 (a)                    484,778
                                  145,000         New York Life Insurance Co., 5.875% due 5/15/2033 (a)                     142,506
                                  425,000         The Progressive Corp., 6.25% due 12/01/2032                               436,138
                                  500,000         Prudential Financial, Inc., 5.10% due 9/20/2014                           482,227
                                  100,000         RLI Corp., 5.95% due 1/15/2014                                             96,651
                                  150,000         SunAmerica, Inc., 5.60% due 7/31/2097                                     137,024
                                  250,000         Travelers Property Casualty Corp., 6.375% due 3/15/2033                   253,381
                                  350,000         W.R. Berkley Corp., 5.125% due 9/30/2010                                  339,706
                                   60,000         Western & Southern Financial Group, Inc., 5.75% due 7/15/2033 (a)          56,688
                                                                                                                       ------------
                                                                                                                          8,656,191
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                  265,000         Caterpillar Financial Services Corp., 4.875% due 6/15/2007                263,685
                                  300,000         Caterpillar Financial Services Corp., 4.60% due 1/15/2014                 282,397
                                1,000,000         Caterpillar, Inc., 6.55% due 5/01/2011                                  1,050,342
                                  230,000         Deere & Co., 6.95% due 4/25/2014                                          250,367
                                  220,000         Dover Corp., 4.875% due 10/15/2015                                        208,653
                                  500,000         John Deere Capital Corp., 4.875% due 3/16/2009                            493,527
                                                                                                                       ------------
                                                                                                                          2,548,971
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.0%                      255,000         British Sky Broadcasting Plc, 8.20% due 7/15/2009                         274,127
                                  200,000         COX Enterprises, Inc., 4.375% due 5/01/2008 (a)                           194,145
                                  575,000         Clear Channel Communications, Inc., 4.90% due 5/15/2015                   503,009
                                  100,000         Clear Channel Communications, Inc., 7.25% due 10/15/2027                   97,638
                                  450,000         Comcast Cable Communications, 8.875% due 5/01/2017                        534,505
                                  215,000         Comcast Corp., 5.85% due 1/15/2010                                        215,872
                                  570,000         Comcast Corp., 7.05% due 3/15/2033                                        586,606
                                  250,000         Comcast Corp., 6.50% due 11/15/2035                                       242,574

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                     Face
Industry                           Amount         Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $   170,000         Comcast Corp., 6.45% due 3/15/2037                                   $    163,574
                                  235,000         Cox Communications, Inc., 7.125% due 10/01/2012                           246,530
                                  450,000         Cox Communications, Inc., 6.80% due 8/01/2028                             439,850
                                  375,000         Gannett Co., Inc., 5.50% due 4/01/2007                                    374,043
                                  200,000         IAC/InterActiveCorp, 7% due 1/15/2013                                     204,858
                                  665,000         News America, Inc., 7.25% due 5/18/2018                                   718,126
                                  340,000         News America, Inc., 7.28% due 6/30/2028                                   352,462
                                  345,000         The Thomson Corp., 5.75% due 2/01/2008                                    346,606
                                  325,000         The Thomson Corp., 4.25% due 8/15/2009                                    312,379
                                  352,000         Time Warner Companies, Inc., 6.875% due 6/15/2018                         364,995
                                1,510,000         Time Warner, Inc., 6.875% due 5/01/2012                                 1,583,197
                                  400,000         Time Warner, Inc., 7.70% due 5/01/2032                                    439,885
                                  200,000         Univision Communications, Inc., 7.85% due 7/15/2011                       209,756
                                1,000,000         Viacom, Inc., 5.625% due 5/01/2007                                        999,407
                                  375,000         Walt Disney Co., 6.375% due 3/01/2012                                     389,815
                                  100,000         Walt Disney Co. Series B, 6.20% due 6/20/2014                             103,312
                                                                                                                       ------------
                                                                                                                          9,897,271
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%            840,000         Alcan, Inc., 6.45% due 3/15/2011                                          869,334
                                  150,000         Alcan, Inc., 5.75% due 6/01/2035                                          139,602
                                  150,000         Alcoa, Inc., 6% due 1/15/2012                                             153,075
                                  400,000         Alcoa, Inc., 5.375% due 1/15/2013                                         395,212
                                  365,000         BHP Finance USA Ltd., 6.42% due 3/01/2026                                 383,431
                                  200,000         Barrick Gold Finance, Inc., 4.875% due 11/15/2014                         188,523
                                  120,000         Corporacion Nacional del Cobre de Chile - CODELCO, 6.375% due
                                                  11/30/2012 (a)                                                            124,677
                                  300,000         Inco Ltd., 7.75% due 5/15/2012                                            325,366
                                  100,000         Newmont Mining Corp., 5.875% due 4/01/2035                                 93,489
                                  150,000         Teck Cominco Ltd., 6.125% due 10/01/2035                                  141,126
                                  400,000         Textron Financial Corp. Series E, 4.125% due 3/03/2008                    391,388
                                  150,000         Vale Overseas Ltd., 6.25% due 1/11/2016                                   147,563
                                                                                                                       ------------
                                                                                                                          3,352,786
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.5%            270,000         AmerenEnergy Generating Co. Series F, 7.95% due 6/01/2032                 320,742
                                  180,000         Baltimore Gas & Electric, 5.20% due 6/15/2033                             156,426
                                  300,000         CenterPoint Energy Resources Corp. Series B,
                                                  7.875% due 4/01/2013                                                      334,222
                                  115,000         Cincinnati Gas & Electric, 5.70% due 9/15/2012                            114,555
                                  250,000         Dominion Resources, Inc., 4.125% due 2/15/2008                            243,785
                                  200,000         Dominion Resources, Inc., 6.30% due 3/15/2033                             192,674
                                  180,000         Dominion Resources, Inc., 5.95% due 6/15/2035                             165,959
                                  541,000         Dominion Resources, Inc. Series A, 8.125% due 6/15/2010                   587,460
                                  200,000         New York State Electric & Gas Corp., 5.75% due 5/01/2023                  189,544
                                  400,000         PSEG Power LLC, 5.50% due 12/01/2015                                      388,258
                                  400,000         Pacific Gas & Electric Co., 3.60% due 3/01/2009                           380,398
                                  250,000         Pacific Gas & Electric Co., 4.20% due 3/01/2011                           235,504
                                  500,000         Pacific Gas & Electric Co., 4.80% due 3/01/2014                           472,810
                                  200,000         Pacific Gas & Electric Co., 6.05% due 3/01/2034                           195,716
                                  745,000         Public Service Electric & Gas, 5.125% due 9/01/2012                       727,616
                                  170,000         South Carolina Electric & Gas, 6.70% due 2/01/2011                        178,624
                                  290,000         Southern Power Co. Series B, 6.25% due 7/15/2012                          297,949
                                                                                                                       ------------
                                                                                                                          5,182,242
-----------------------------------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                     Face
Industry                           Amount         Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%       $    25,000         Federated Department Stores, 6.625% due 9/01/2008                    $     25,684
                                  135,000         Federated Department Stores, 6.30% due 4/01/2009                          137,974
                                  270,000         Federated Department Stores, 6.625% due 4/01/2011                         280,355
                                  670,000         JC Penney Corp. Inc., 8% due 3/01/2010                                    721,309
                                  235,000         Kohl's Corp., 6.30% due 3/01/2011                                         242,057
                                  600,000         The May Department Stores Co., 5.75% due 7/15/2014                        596,822
                                  888,000         Target Corp., 10% due 1/01/2011                                         1,041,316
                                  100,000         Target Corp., 6.75% due 1/01/2028                                         110,618
                                                                                                                       ------------
                                                                                                                          3,156,135
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas &                        300,000         Amerada Hess Corp., 7.30% due 8/15/2031                                   334,021
Consumable Fuels - 1.7%           390,000         Anadarko Finance Co. Series B, 6.75% due 5/01/2011                        410,935
                                   60,000         Anadarko Finance Co. Series B, 7.50% due 5/01/2031                         69,769
                                  500,000         Apache Corporation, 6.25% due 4/15/2012                                   523,167
                                  400,000         Apache Finance Canada Corp., 4.375% due 5/15/2015                         368,068
                                  390,000         Atlantic Richfield Co., 5.90% due 4/15/2009                               399,028
                                  730,000         Burlington Resources Finance Co., 6.50% due 12/01/2011                    766,206
                                  525,000         Canadian Natural Resources Ltd., 4.90% due 12/01/2014                     496,509
                                  330,000         Chevron Phillips Chemical Co. LLC, 5.375% due 6/15/2007                   328,486
                                  425,000         ChevronTexaco Capital Co., 3.50% due 9/17/2007                            415,224
                                  565,000         ChevronTexaco Capital Co., 3.375% due 2/15/2008                           546,477
                                  125,000         Colonial Pipeline Co., 7.63% due 4/15/2032 (a)                            154,512
                                  845,000         ConocoPhillips, 4.75% due 10/15/2012                                      814,860
                                  505,000         Conoco Phillips Holding Co., 6.95% due 4/15/2029                          571,302
                                  475,000         Consolidated Natural Gas Co. Series C,
                                                  6.25% due 11/01/2011                                                      485,345
                                  150,000         Devon Energy Corp., 7.95% due 4/15/2032                                   183,693
                                  600,000         EnCana Corp., 4.75% due 10/15/2013                                        569,647
                                  500,000         Enterprise Products Operating LP, 5.60% due 10/15/2014                    484,847
                                  200,000         Enterprise Products Operating LP,
                                                  6.65% due 10/15/2034 (a)                                                  198,729
                                  109,000         Kern River Funding Corp., 4.983% due 4/30/2018 (a)                        105,333
                                  250,000         Kinder Morgan Energy Partners LP, 5.35% due 8/15/2007                     248,938
                                  425,000         Kinder Morgan Energy Partners LP, 6.75% due 3/15/2011                     444,346
                                  200,000         Kinder Morgan, Inc., 6.50% due 9/01/2012                                  206,910
                                  125,000         Marathon Oil Corp., 6.80% due 3/15/2032                                   136,320
                                  760,000         Midamerican Energy Holdings Co., 5.875% due 10/01/2012                    767,041
                                  150,000         Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                           147,673
                                  100,000         Murphy Oil Corp., 6.375% due 5/01/2012                                    103,777
                                  400,000         Nexen, Inc., 5.05% due 11/20/2013                                         382,954
                                  950,000         Norsk Hydro ASA, 6.36% due 1/15/2009                                      972,989
                                  745,000         Ocean Energy, Inc., 7.25% due 10/01/2011                                  800,362
                                  200,000         PTT PCL, 5.875% due 8/03/2035 (a)                                         180,994
                                1,025,000         Pemex Project Funding Master Trust, 8.85% due 9/15/2007                 1,071,125
                                  405,000         Pemex Project Funding Master Trust,
                                                  9.125% due 10/13/2010                                                     455,625
                                  500,000         Pemex Project Funding Master Trust,
                                                  5.75% due 12/15/2015 (a)                                                  478,750
                                   40,000         Pemex Project Funding Master Trust,
                                                  8.625% due 2/01/2022                                                       47,200
                                  200,000         Petro-Canada, 5.95% due 5/15/2035                                         190,648
                                  210,000         Plains All American Pipeline LP, 5.625% due 12/15/2013                    206,794
                                  150,000         TGT Pipeline LLC, 5.20% due 6/01/2018                                     139,491

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                     Face
Industry                           Amount         Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $   225,000         Talisman Energy, Inc., 5.85% due 2/01/2037                           $    211,513
                                  300,000         Texas Gas Transmission Corp., 4.60% due 6/01/2015                         275,484
                                  200,000         Transocean, Inc., 7.50% due 4/15/2031                                     237,144
                                  750,000         Valero Energy Corp., 6.875% due 4/15/2012                                 794,634
                                  175,000         XTO Energy, Inc., 4.90% due 2/01/2014                                     165,915
                                  600,000         XTO Energy, Inc., 5% due 1/31/2015                                        567,175
                                                                                                                       ------------
                                                                                                                         17,459,960
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                    300,000         Celulosa Arauco y Constitucion SA,
Products - 0.2%                                   5.125% due 7/09/2013                                                      283,487
                                  300,000         International Paper Co., 5.30% due 4/01/2015                              281,210
                                  150,000         Inversiones CMPC SA, 4.875% due 6/18/2013 (a)                             140,218
                                  200,000         Westvaco Corp., 8.20% due 1/15/2030                                       218,985
                                  242,000         Weyerhaeuser Co., 5.95% due 11/01/2008                                    244,226
                                  250,000         Weyerhaeuser Co., 6.75% due 3/15/2012                                     260,254
                                  275,000         Weyerhaeuser Co., 7.375% due 3/15/2032                                    293,650
                                                                                                                       ------------
                                                                                                                          1,722,030
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%            350,000         Abbott Laboratories, 3.50% due 2/17/2009                                  333,700
                                  560,000         AstraZeneca Group Plc, 5.40% due 6/01/2014                                556,605
                                  290,000         Eli Lilly & Co., 7.125% due 6/01/2025                                     332,415
                                  300,000         Johnson & Johnson, 4.95% due 5/15/2033                                    273,729
                                  500,000         Pfizer, Inc., 4.50% due 2/15/2014                                         476,343
                                  250,000         Pfizer, Inc., 4.65% due 3/01/2018                                         230,574
                                  160,000         Teva Pharmaceutical Finance LLC, 6.15% due 2/01/2036                      150,804
                                1,300,000         Wyeth, 5.50% due 2/01/2014                                              1,282,726
                                  200,000         Wyeth, 6.50% due 2/01/2034                                                208,975
                                                                                                                       ------------
                                                                                                                          3,845,871
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.5%                215,000         AvalonBay Communities, Inc., 6.625% due 9/15/2011                         225,691
                                  200,000         BRE Properties, 5.95% due 3/15/2007                                       200,012
                                  195,000         Brandywine Operating Partnership LP,
                                                  5.625% due 12/15/2010                                                     193,240
                                  400,000         Centerpoint Properties Trust, 4.75% due 8/01/2010                         390,217
                                  530,000         Developers Diversified Realty Corp.,
                                                  6.625% due 1/15/2008                                                      539,422
                                  450,000         Duke Realty LP, 5.25% due 1/15/2010                                       443,543
                                  200,000         EOP Operating LP, 6.75% due 2/15/2012                                     208,463
                                  145,000         EOP Operating LP, 7.25% due 6/15/2028                                     152,399
                                   25,000         EOP Operating LP, 7.50% due 4/19/2029                                      26,990
                                  400,000         ERP Operating LP, 5.25% due 9/15/2014                                     387,714
                                  400,000         HRPT Properties Trust, 5.75% due 2/15/2014                                390,235
                                  265,000         iStar Financial, Inc., 5.65% due 9/15/2011                                261,377
                                  275,000         Liberty Property-LP, 7.25% due 3/15/2011                                  292,384
                                  350,000         Prologis, 5.625% due 11/15/2015 (a)                                       342,202
                                  250,000         Simon Property Group LP, 4.60% due 6/15/2010                              241,071
                                  200,000         Simon Property Group LP, 5.10% due 6/15/2015                              189,178
                                  400,000         Vornado Realty LP, 5.60% due 2/15/2011                                    396,416
                                  240,000         Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                   229,094
                                                                                                                       ------------
                                                                                                                          5,109,648
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.5%                830,000         Burlington Northern Santa Fe Corp., 6.75% due 7/15/2011                   875,212
                                  490,000         CSX Corp., 6.75% due 3/15/2011                                            514,670
                                  600,000         CSX Corp., 5.50% due 8/01/2013                                            595,085
                                  500,000         Canadian National Railway Co., 6.375% due 10/15/2011                      522,148

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                     Face
Industry                           Amount         Fixed Income Securities                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $   675,000         Norfolk Southern Corp., 6.75% due 2/15/2011                          $    712,339
                                  250,000         Norfolk Southern Corp., 5.257% due 9/17/2014                              245,181
                                  105,000         Norfolk Southern Corp., 5.59% due 5/17/2025                               100,105
                                  315,000         Norfolk Southern Corp., 7.25% due 2/15/2031                               364,200
                                  275,000         TTX Co., 4.90% due 3/01/2015 (a)                                          258,871
                                1,080,000         Union Pacific Corp., 5.75% due 10/15/2007                               1,085,910
                                                                                                                       ------------
                                                                                                                          5,273,721
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%                   150,000         Computer Associates International, Inc.,
                                                  5.625% due 12/01/2014 (a)                                                 144,388
                                  480,000         Oracle Corp., 5.25% due 1/15/2016 (a)                                     460,461
                                                                                                                       ------------
                                                                                                                            604,849
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%           500,000         Home Depot, Inc., 5.40% due 3/01/2016                                     493,979
                                  450,000         Limited Brands, 6.125% due 12/01/2012                                     450,400
                                   65,000         Lowe's Cos., Inc., 6.50% due 3/15/2029                                     69,862
                                  150,000         Lowe's Cos., Inc., 5.50% due 10/15/2035                                   141,654
                                  700,000         Staples, Inc., 7.125% due 8/15/2007                                       714,536
                                                                                                                       ------------
                                                                                                                          1,870,431
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                700,000         Countrywide Financial Corp. Series A,
Finance - 0.3%                                    4.50% due 6/15/2010                                                       670,550
                                  740,000         Countrywide Home Loans, Inc., 5.625% due 7/15/2009                        741,919
                                  230,000         Golden West Financial Corp., 4.75% due 10/01/2012                         220,076
                                  300,000         Residential Capital Corp., 6.375% due 6/30/2010                           302,226
                                  275,000         Washington Mutual Bank FA, 5.125% due 1/15/2015                           260,069
                                  145,000         Washington Mutual Financial Corp.,
                                                  6.875% due 5/15/2011                                                      153,727
                                  435,000         Washington Mutual, Inc., 4.20% due 1/15/2010                              415,501
                                   90,000         Washington Mutual, Inc., 8.25% due 4/01/2010                               97,951
                                  300,000         Washington Mutual, Inc., 5.25% due 9/15/2017                              281,080
                                                                                                                       ------------
                                                                                                                          3,143,099
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.0%                    225,000         Altria Group Inc, 7% due 11/04/2013                                       241,900
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication        575,000         AT&T Wireless Services, Inc., 8.75% due 3/01/2031                         728,265
Services - 0.4%                   550,000         America Movil SA de CV, 6.375% due 3/01/2035                              517,128
                                  400,000         Sprint Capital Corp., 6.375% due 5/01/2009                                409,579
                                  260,000         Sprint Capital Corp., 8.375% due 3/15/2012                                293,774
                                  200,000         Sprint Capital Corp., 6.90% due 5/01/2019                                 213,663
                                  225,000         Sprint Capital Corp., 6.875% due 11/15/2028                               232,140
                                  600,000         Sprint Capital Corp., 8.75% due 3/15/2032                                 750,154
                                  530,000         Vodafone Group Plc, 7.75% due 2/15/2010                                   567,959
                                  185,000         Vodafone Group Plc, 7.875% due 2/15/2030                                  213,076
                                  400,000         Vodafone Group Plc, 6.25% due 11/30/2032                                  389,244
                                                                                                                       ------------
                                                                                                                          4,314,982
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Fixed Income Securities
                                                    (Cost - $219,482,983) - 21.2%                                       215,233,187
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                1,990,000           Canadian Government International Bond, 5.25%
                                                    due 11/05/2008                                                        2,006,957
                                  350,000           Chile Government International Bond, 5.50% due 1/15/2013                350,000
                                  500,000           China Government International Bond,
                                                    7.30% due 12/15/2008                                                    526,466
                                  400,000           Export-Import Bank of Korea, 5.125% due 2/14/2011                       392,386
                                  625,000           Export-Import Bank of Korea, 5.125% due 3/16/2015                       597,868

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                     Face
                                   Amount           Foreign Government Obligations                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $ 1,000,000           Inter-American Development Bank, 6.80% due 10/15/2025              $  1,152,031
                                  675,000           Italy Government International Bond, 4% due 6/16/2008                   659,012
                                  450,000           Italy Government International Bond, 6% due 2/22/2011                   465,586
                                  420,000           Italy Government International Bond, 4.50% due 1/21/2015                395,973
                                1,050,000           Italy Government International Bond, 6.875% due 9/27/2023             1,191,409
                                  325,000           Italy Government International Bond, 5.375% due 6/15/2033               312,978
                                1,000,000           Landwirtschaftliche Rentenbank, 4.875% due 2/14/2011                    985,888
                                1,520,000           Mexico Government International Bond, 9.875%
                                                    due 2/01/2010                                                         1,732,800
                                1,136,000           Mexico Government International Bond, 6.375%
                                                    due 1/16/2013                                                         1,164,400
                                1,580,000           Mexico Government International Bond Series A, 6.75%
                                                    due 9/27/2034                                                         1,631,350
                                  220,000           Poland Government International Bond, 5% due 10/19/2015                 211,750
                                  445,000           Province of British Columbia, 4.625% due 10/03/2006                     444,051
                                1,120,000           Province of Manitoba Canada, 5.50% due 10/01/2008                     1,128,105
                                1,100,000           Province of Ontario, 3.125% due 5/02/2008                             1,054,974
                                  500,000           Province of Ontario, 4.75% due 1/19/2016                                478,727
                                  350,000           Province of Quebec, 4.875% due 5/05/2014                                339,145
                                  950,000           Province of Quebec, 4.60% due 5/26/2015                                 896,851
                                  250,000           Province of Quebec, 7.50% due 9/15/2029                                 310,736
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Foreign Government Obligations
                                                    (Cost - $18,697,541) - 1.8%                                          18,429,443
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                                                Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.0%           250,000           HBOS Plc, 5.375% (a)(c)(g)                                              241,446
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas &                         75,000           Pemex Project Funding Master Trust,
Consumable Fuels - 0.0%                             7.375% due 12/15/2014                                                    80,063
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Capital Trusts (Cost - $327,059) - 0.0%                           321,509
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
State                                                                  Municipal Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 0.1%                   700,000           Illinois State, GO, 5.10% due 6/01/2033                                 654,591
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 0.1%                    1,040,000           Dallas, Texas, GO, Series C, 5.25% due 2/15/2024                      1,035,632
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Municipal Bonds (Cost - $1,678,523) - 0.2%                      1,690,223
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper**             14,300,000           Rabobank USA Financial Corp., 4.83% due 4/03/2006                    14,300,000
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                               Beneficial
                                 Interest
-----------------------------------------------------------------------------------------------------------------------------------
                              $33,320,000           Merrill Lynch Liquidity Series, LLC
                                                    Money Market Series, 4.75% (c)(e)(f)                                 33,320,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Short-Term Securities (Cost - $47,620,000) - 4.7%              47,620,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Investments (Cost - $1,150,652,489***) - 111.9%             1,134,787,072

                                                    Liabilities in Excess of Other Assets - (11.9%)                    (121,010,942)
                                                                                                                     --------------
                                                    Net Assets - 100.0%                                              $1,013,776,130
                                                                                                                     ==============

Master Aggregate Bond Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

* Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.
** Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.
*** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,150,809,066
                                                                ===============
      Gross unrealized appreciation                             $     4,282,941
      Gross unrealized depreciation                                 (20,304,935)
                                                                ---------------
      Net unrealized depreciation                               $   (16,021,994)
                                                                ===============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Represents or includes a "to-be-announced" transaction. The Series has committed to purchasing securities for which all specific information is not available at this time.
(c)   Floating rate note.
(d)   Security, or a portion of security, is on loan.
(e)   Security was purchased with the cash proceeds from securities loans.
(f) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                Net Activity      Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Money Market Series                     $ (16,821,250)        $ 14,065
      --------------------------------------------------------------------------

(g)   The security is a perpetual bond and has no definite maturity date.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps outstanding as of March 31, 2006 were as follows:

      ------------------------------------------------------------------------------------------------------------------
                                                                                       Notional              Unrealized
                                                                                        Amount              Appreciation
      ------------------------------------------------------------------------------------------------------------------
      Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers CMBS Investment Grade
      Index and pay a floating rate based on 1-month LIBOR minus 0.25%
      Broker, Citibank N.A.
      Expires September 2006                                                          $ 42,000,000                --
      ------------------------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Date: May 22, 2006


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Date: May 22, 2006